Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Other Commitments [Line Items]
Total	$ 3,445
Less than 1 year	2,048
1-3 years	1,397
Facility Leases [Member]
Other Commitments [Line Items]
Total	115
Less than 1 year	52
1-3 years	63
Purchase Obligation [Member]
Other Commitments [Line Items]
Total	3,330	[1]
Less than 1 year	1,996	[1]
1-3 years	$ 1,334	[1]

[1]	Purchase obligations included as commitments under agreements to the extent they are quantifiable and are not cancelable. The above-mentioned commitments mostly relates to agreement with medical felicities in connection with ongoing clinical trials.